Taxes Payable	12 Months Ended
Oct. 31, 2022
Taxes Payable Abstract
TAXES PAYABLE

NOTE 15 – TAXES PAYABLE

Taxes payable comprised of the following:

	October 31, 2022	October 31, 2021
Value-added tax, net	890,620	1,056,332
Company Income tax	1,645,556	1,950,976
Other taxes	116,678	83,321
Total	2,652,854	2,923,987